Taxes (Details) - Schedule of net deferred tax asset (liabilities) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets (liabilities):
Net operating losses		$ 107,105
Start up costs	$ 207,331
Unrealized gain on investments held in Trust account	(46,496)	(1,603)
Total deferred tax assets	160,835	105,502
Valuation Allowance	(207,331)	$ (105,502)
Deferred tax liability, net	$ (46,496)